BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2023
Security
Shares
Shares Value
Common Stocks
Australia — 7.9%
Allkem Ltd.
(a)
................. 2,231 $ 20,712
ANZ Group Holdings Ltd. ........ 2,977 52,980
Aristocrat Leisure Ltd. ........... 3,922 94,690
Aurizon Holdings Ltd. ........... 2,200 5,750
Challenger Ltd. ............... 699 3,584
Commonwealth Bank of Australia ... 1,177 91,879
Flight Centre Travel Group Ltd.
(a)
... 2,506 28,189
Fortescue Metals Group Ltd. ...... 3,686 58,222
Glencore plc ................. 2,500 16,742
Harvey Norman Holdings Ltd. ..... 173 549
Macquarie Group Ltd. ........... 932 124,337
Mineral Resources Ltd. .......... 424 26,844
National Australia Bank Ltd. ....... 5,165 116,544
Orora Ltd. ................... 1,040 2,201
OZ Minerals Ltd. .............. 2,582 51,141
Pilbara Minerals Ltd.
(a)
.......... 2,658 9,042
Pro Medicus Ltd. .............. 34 1,624
Qantas Airways Ltd.
(a)
........... 1,106 4,992
QBE Insurance Group Ltd. ....... 139 1,356
REA Group Ltd. ............... 443 39,725
Rio Tinto plc ................. 363 28,423
Sonic Healthcare Ltd. ........... 119 2,665
Steadfast Group Ltd. ........... 1,847 6,862
Stockland
(b)
.................. 12,165 33,992
Telstra Group Ltd. ............. 4,019 11,616
Treasury Wine Estates Ltd. ....... 145 1,494
Westpac Banking Corp. ......... 7,106 119,565
WiseTech Global Ltd. ........... 14 607
Worley Ltd. .................. 3,630 39,849
996,176
Austria — 0.7%
ANDRITZ AG ................ 1,295 77,443
Raiffeisen Bank International AG
(a)
.. 736 13,242
90,685
Belgium — 1.5%
Ackermans & van Haaren NV ..... 284 49,148
Ageas SA ................... 179 8,739
Anheuser-Busch InBev SA/NV ..... 1,890 114,084
KBC Group NV ............... 140 10,369
UCB SA .................... 8 657
182,997
China — 0.5%
BOC Hong Kong Holdings Ltd. ..... 19,000 66,403
Denmark — 3.5%
AP Moller - Maersk A/S, Class A .... 2 4,262
AP Moller - Maersk A/S, Class B .... 6 13,052
Carlsberg A/S, Class B .......... 374 53,094
Coloplast A/S, Class B .......... 115 13,885
Demant A/S
(a)
................ 373 10,558
Genmab A/S
(a)
................ 68 26,649
H Lundbeck A/S, Class B ........ 1,148 4,266
Jyske Bank A/S (Registered)
(a)
..... 49 3,534
Novo Nordisk A/S, Class B ....... 1,458 201,772
Novozymes A/S, Class B ......... 1,750 91,064
Pandora A/S ................. 200 16,654
438,790
Finland — 1.8%
Kone OYJ, Class B ............ 174 9,489
Metso Outotec OYJ ............ 50 575
Nokia OYJ .................. 21,600 102,417
Security
Shares
Shares Value
Finland (continued)
Sampo OYJ, Class A ........... 1,510 $ 79,274
Wartsila OYJ Abp .............. 2,909 27,667
219,422
France — 11.5%
Airbus SE ................... 405 50,773
ALD SA
(c)(d)
.................. 566 7,116
Arkema SA .................. 77 7,791
AXA SA .................... 162 5,054
BioMerieux .................. 6 612
BNP Paribas SA .............. 1,795 123,284
Capgemini SE ................ 54 10,248
Carrefour SA ................. 379 7,209
Cie Generale des Etablissements
Michelin SCA .............. 293 9,265
Dassault Systemes SE .......... 1,595 59,319
Engie SA ................... 5,103 72,462
Gecina SA .................. 55 6,515
Hermes International ........... 67 125,391
Ipsen SA ................... 20 2,101
Kering SA ................... 196 122,296
Klepierre SA
(a)
................ 979 24,847
L'Oreal SA .................. 343 141,629
LVMH Moet Hennessy Louis Vuitton SE 280 244,433
Pernod Ricard SA ............. 513 106,206
Remy Cointreau SA ............ 9 1,695
Renault SA
(a)
................. 270 10,978
Safran SA ................... 232 33,361
Sanofi ..................... 1,277 125,050
Societe Generale SA ........... 1,389 41,346
Teleperformance .............. 36 10,007
Thales SA ................... 8 1,058
TotalEnergies SE .............. 942 58,235
Ubisoft Entertainment SA
(a)
....... 725 15,012
Valeo ...................... 611 13,353
1,436,646
Germany — 8.1%
adidas AG, Class N ............ 271 43,635
Allianz SE (Registered) .......... 26 6,217
Aurubis AG .................. 39 4,125
Bayer AG (Registered) .......... 373 23,217
Bayerische Motoren Werke AG .... 91 9,270
Daimler Truck Holding AG
(a)
....... 17 571
Deutsche Post AG (Registered) .... 2,643 113,799
Deutsche Telekom AG (Registered) . 5,941 132,358
Evonik Industries AG ........... 1,618 35,966
Fraport AG Frankfurt Airport Services
Worldwide
(a)
............... 12 683
Freenet AG, Class N ........... 227 5,518
Infineon Technologies AG, Class N .. 663 23,875
K+S AG (Registered) ........... 329 7,875
Mercedes-Benz Group AG ........ 1,744 129,775
Merck KGaA ................. 63 13,150
Nemetschek SE ............... 444 23,738
ProSiebenSat.1 Media SE ........ 646 6,644
SAP SE .................... 1,517 179,825
Scout24 SE
(c)(d)
............... 204 11,877
Siemens AG (Registered) ........ 1,125 175,731
Siemens Energy AG ............ 868 18,149
Talanx AG ................... 297 14,693
thyssenkrupp AG
(a)
............. 3,632 28,532
Wacker Chemie AG ............ 67 10,126
1,019,349

BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Hong Kong — 2.3%
AIA Group Ltd. ............... 16,400 $ 185,446
ASMPT Ltd. ................. 600 4,956
Kerry Properties Ltd. ........... 3,000 7,606
New World Development Co. Ltd. ... 9,000 26,900
Prudential plc ................ 28 465
Sun Hung Kai Properties Ltd. ...... 2,500 35,454
Swire Properties Ltd. ........... 8,400 23,609
284,436
Ireland — 0.2%
Kerry Group plc, Class A ......... 136 12,743
Kingspan Group plc ............ 162 10,419
23,162
Israel — 0.6%
Bank Hapoalim BM ............ 2,074 18,667
Bezeq Israeli Telecommunication Corp.
Ltd. ..................... 26,792 44,400
Israel Discount Bank Ltd., Class A .. 115 588
Nice Ltd.
(a)
.................. 49 10,134
73,789
Italy — 1.4%
Assicurazioni Generali SpA ....... 880 17,179
Enel SpA ................... 5,202 30,630
Intesa Sanpaolo SpA ........... 13,346 35,090
Italgas SpA .................. 253 1,481
Iveco Group NV
(a)
.............. 254 2,080
Mediobanca Banca di Credito
Finanziario SpA ............. 1,444 15,523
Recordati Industria Chimica e
Farmaceutica SpA ........... 29 1,270
Reply SpA .................. 96 12,462
Snam SpA .................. 1,630 8,303
Terna - Rete Elettrica Nazionale .... 3,083 24,392
UniCredit SpA ................ 1,353 26,426
174,836
Japan — 20.6%
Aeon Co. Ltd. ................ 600 12,301
Alfresa Holdings Corp. .......... 4,700 58,830
Amada Co. Ltd. ............... 8,000 71,862
Asahi Kasei Corp. ............. 2,000 15,155
Astellas Pharma, Inc. ........... 5,400 79,489
Benesse Holdings, Inc. .......... 1,900 29,062
COMSYS Holdings Corp. ........ 300 5,722
Dai-ichi Life Holdings, Inc. ........ 800 18,770
Daiichi Sankyo Co. Ltd. .......... 900 28,266
Daikin Industries Ltd. ........... 100 17,369
Daiwa House Industry Co. Ltd. ..... 700 16,810
Daiwa Securities Group, Inc. ...... 1,000 4,719
Ebara Corp. ................. 100 4,246
ENEOS Holdings, Inc. .......... 1,000 3,580
FANUC Corp. ................ 100 17,669
Fast Retailing Co. Ltd. .......... 100 60,736
Fuji Media Holdings, Inc. ......... 3,000 25,338
FUJIFILM Holdings Corp. ........ 600 31,753
Fujitsu Ltd. .................. 200 28,476
H.U. Group Holdings, Inc. ........ 100 2,122
Hitachi Ltd. .................. 400 20,977
Honda Motor Co. Ltd. ........... 4,400 108,841
Horiba Ltd. .................. 200 9,211
Inpex Corp. .................. 2,200 24,175
Itochu Techno-Solutions Corp. ..... 100 2,476
Japan Post Bank Co. Ltd. ........ 2,300 20,435
KDDI Corp. .................. 2,500 78,109
Kubota Corp. ................ 2,900 43,582
Security
Shares
Shares Value
Japan (continued)
Lawson, Inc. ................. 1,800 $ 71,975
Mitsubishi Corp. ............... 3,300 110,504
Mitsubishi Estate Co. Ltd. ........ 3,400 43,701
Mitsubishi Gas Chemical Co., Inc. .. 3,000 43,838
Mitsubishi UFJ Financial Group, Inc. . 18,700 136,975
Mitsui & Co. Ltd. .............. 1,000 29,503
Mitsui Fudosan Co. Ltd. ......... 3,200 59,980
MS&AD Insurance Group Holdings, Inc. 900 28,866
NEC Corp. .................. 300 10,838
NEC Networks & System Integration
Corp. .................... 100 1,335
Nippon Steel Corp. ............. 300 6,244
Nippon Telegraph & Telephone Corp. 1,900 56,972
Nitto Denko Corp. ............. 900 58,174
Nomura Research Institute Ltd. .... 1,700 40,813
Omron Corp. ................. 1,500 86,791
Oriental Land Co. Ltd. .......... 500 83,310
Otsuka Corp. ................ 500 16,450
Recruit Holdings Co. Ltd. ........ 3,400 109,345
Ricoh Co. Ltd. ................ 3,300 25,617
Santen Pharmaceutical Co. Ltd. .... 3,300 25,726
Sega Sammy Holdings, Inc. ....... 700 11,084
Shimizu Corp. ................ 4,000 22,423
Shiseido Co. Ltd. .............. 600 31,186
SoftBank Corp. ............... 2,300 26,317
SoftBank Group Corp. .......... 900 42,608
Sompo Holdings, Inc. ........... 500 21,524
Sony Group Corp. ............. 400 35,741
Sumitomo Chemical Co. Ltd. ...... 22,100 84,834
T&D Holdings, Inc. ............. 2,400 38,415
Takeda Pharmaceutical Co. Ltd. .... 1,900 59,731
TDK Corp. .................. 400 14,290
Terumo Corp. ................ 100 2,911
Tokio Marine Holdings, Inc. ....... 2,000 41,889
Tokyo Electron Ltd. ............ 200 69,905
Toshiba Corp. ................ 300 10,304
Toyota Motor Corp. ............ 4,800 70,491
Trend Micro, Inc. .............. 500 24,757
Tsuruha Holdings, Inc. .......... 800 58,902
Yamada Holdings Co. Ltd. ........ 1,200 4,357
Yaskawa Electric Corp. .......... 400 15,636
ZOZO, Inc. .................. 500 12,962
2,587,305
Luxembourg — 0.0%
APERAM SA ................. 29 1,144
Netherlands — 6.2%
Adyen NV
(a)(c)(d)
............... 10 15,119
Argenx SE
(a)
................. 28 10,665
ASML Holding NV ............. 440 291,125
ASR Nederland NV ............ 590 27,926
IMCD NV ................... 107 16,963
Koninklijke DSM NV ............ 696 89,507
Koninklijke Philips NV ........... 2,771 47,842
Koninklijke Vopak NV ........... 137 4,128
NN Group NV ................ 363 15,772
Randstad NV ................ 888 56,919
Shell plc .................... 6,716 197,167
Wolters Kluwer NV, Class C ....... 17 1,853
774,986
New Zealand — 0.5%
Contact Energy Ltd. ............ 6,249 31,427
Meridian Energy Ltd. ........... 10,075 34,821
66,248

BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Norway — 1.1%
Aker BP ASA ................. 668 $ 20,348
DNB Bank ASA ............... 2,121 39,662
Equinor ASA ................. 1,979 60,313
Gjensidige Forsikring ASA ........ 175 3,145
Nordic Semiconductor ASA
(a)
...... 157 2,504
Orkla ASA ................... 467 3,487
Telenor ASA ................. 429 4,491
133,950
Portugal — 0.0%
Galp Energia SGPS SA ......... 230 3,148
Jeronimo Martins SGPS SA ....... 64 1,390
4,538
Singapore — 1.0%
Oversea-Chinese Banking Corp. Ltd. 1,500 14,821
Singapore Airlines Ltd. .......... 9,200 41,601
STMicroelectronics NV .......... 898 42,285
United Overseas Bank Ltd. ....... 900 20,458
119,165
South Africa — 0.2%
Anglo American plc ............ 684 29,501
Spain — 1.6%
Acciona SA .................. 408 79,601
Amadeus IT Group SA
(a)
......... 180 11,341
Banco Bilbao Vizcaya Argentaria SA . 12,344 87,195
Banco Santander SA ........... 2,123 7,420
Grifols SA
(a)
.................. 401 5,308
Industria de Diseno Textil SA ...... 35 1,093
Mapfre SA .................. 1,150 2,313
Repsol SA .................. 292 4,796
199,067
Sweden — 2.5%
Atlas Copco AB, Class B ......... 210 2,215
Boliden AB
(a)
................. 1,965 88,183
Elekta AB, Class B ............. 1,217 8,858
EQT AB .................... 253 5,709
Getinge AB, Class B ............ 179 4,032
Industrivarden AB ............. 927 24,422
Investor AB, Class A ............ 3,507 69,995
Investor AB, Class B ............ 1,428 27,749
Saab AB, Class B ............. 1,344 55,021
Sweco AB, Class B ............ 134 1,454
Tele2 AB, Class B ............. 1,238 10,692
Telia Co. AB ................. 5,166 13,342
Volvo AB, Class B ............. 116 2,302
313,974
Switzerland — 4.9%
ABB Ltd. (Registered) ........... 3,594 125,128
Belimo Holding AG (Registered) .... 3 1,582
Chocoladefabriken Lindt & Spruengli
AG ..................... 4 43,931
Givaudan SA (Registered) ........ 3 9,727
Kuehne + Nagel International AG
(Registered) ............... 143 34,099
Logitech International SA (Registered) 291 17,028
Novartis AG (Registered) ........ 2,341 211,648
Sika AG (Registered) ........... 35 9,945
Temenos AG (Registered) ........ 383 27,339
UBS Group AG (Registered) ...... 6,407 136,760
617,187
Security
Shares
Shares Value
United Kingdom — 11.0%
3i Group plc ................. 164 $ 3,200
AstraZeneca plc .............. 1,316 172,412
Auto Trader Group plc
(c)(d)
........ 2,143 16,626
Aviva plc ................... 988 5,572
Barclays plc ................. 13,085 30,080
Barratt Developments plc ........ 948 5,388
Bellway plc .................. 184 4,813
BP plc ..................... 17,958 108,471
British Land Co. plc (The) ........ 1,123 6,146
BT Group plc ................. 20,296 31,270
Centrica plc ................. 19,838 24,714
CNH Industrial NV ............. 1,213 21,460
Compass Group plc ............ 1,685 40,251
ConvaTec Group plc
(c)(d)
......... 5,275 15,300
Croda International plc .......... 56 4,773
Diageo plc .................. 3,118 136,338
Direct Line Insurance Group plc .... 576 1,263
Drax Group plc ............... 2,390 19,088
Experian plc ................. 1,524 55,732
Greggs plc .................. 602 20,102
HSBC Holdings plc ............ 10,983 80,927
Intermediate Capital Group plc ..... 76 1,308
Intertek Group plc ............. 609 32,732
J Sainsbury plc ............... 6,912 22,416
Johnson Matthey plc ........... 431 12,039
Kingfisher plc ................ 4,590 15,835
Legal & General Group plc ....... 5,301 16,682
Lloyds Banking Group plc ........ 150,022 97,634
Man Group plc ............... 170 523
Marks & Spencer Group plc
(a)
...... 2,251 4,060
NatWest Group plc ............. 2,224 8,485
RELX plc ................... 2,902 86,215
Rightmove plc ................ 1,217 8,843
Segro plc ................... 661 6,804
Severn Trent plc .............. 33 1,148
Smiths Group plc .............. 1,060 22,628
Spectris plc .................. 34 1,348
Spirax-Sarco Engineering plc ...... 6 857
SSE plc .................... 631 13,468
Standard Chartered plc .......... 2,990 25,115
Tesco plc ................... 10,044 30,527
TORM plc, Class A ............. 140 3,546
Travis Perkins plc ............. 604 7,577
Unilever plc .................. 1,859 94,536
Vodafone Group plc ............ 21,324 24,604
WPP plc .................... 3,067 35,834
1,378,690
United States — 8.0%
CSL Ltd. .................... 356 75,170
GSK plc .................... 6,501 114,190
Nestle SA (Registered) .......... 2,713 331,011
Roche Holding AG ............. 660 208,780
Schneider Electric SE ........... 930 150,860
Signify NV
(c)(d)
................ 484 17,523
Swiss Re AG ................. 1,004 105,130
1,002,664
Total Long-Term Investments — 97.6%
(Cost: $11,105,459) .............................. 12,235,110

BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.07%
(e)(f)
.... 276,325 $ 276,325
Total Short-Term Securities — 2.2%
(Cost: $276,325) ................................ 276,325
Total Investments — 99.8%
(Cost: $11,381,784) .............................. 12,511,435
Other Assets Less Liabilities — 0.2% ................... 23,057
Net Assets — 100.0% .............................. $ 12,534,492
(a)
Non-income producing security.
(b)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 235,086 $ 41,239
(a)
$ — $ — $ — $ 276,325 276,325 $ 4,434 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... — — — — — — — 29
(c)
—
$ — $ — $ 276,325 $ 4,463 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Sustainable Advantage International Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE E-Mini Index .................................................... 2 03/17/23 $ 212 $ 581
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ — $ 12,235,110 $ — $ 12,235,110
Short-Term Securities
Money Market Funds ...................................... 276,325 — — 276,325
$ 276,325 $ 12,235,110 $ — $ 12,511,435
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 581 $ — $ — $ 581
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
SCA Svenska Cellulosa Aktiebolaget